Basis for Preparation of Financial Statements and Applicable Accounting Standards - Additional Information (Detail) - ARS ($) $ in Thousands					12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Jan. 01, 2020	Dec. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021
Basis for preparation of financial statements and applicable accounting standards [line items]
Inflation rate					53.83%	47.64%
Applicable tax rate					30.00%	30.00%	35.00%
Loss on Reclassification, amortised cost					$ 20,650,647	$ (1,081,829)	$ 9,133,465
Withholding Dividend Distribution Tax Rate		13.00%						7.00%
Changes in tax rates or tax laws enacted or announced [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Applicable tax rate	30.00%	25.00%	25.00%
Effect of overlay approach reclassification [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Amortised cost				$ 2,520,407
Fair value, amortised cost				2,075,748
Loss on Reclassification, amortised cost				$ 444,658
Reclassification gain on Investment					$ 1,902,401
Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of participating interest					50.00%
Fair value with changes in other comprehensive income [member] | Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Number of stock settled					1
PH [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities						45.98%
US [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities						4.63%
Sud Asesores [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired					100.00%
Equity interests of acquirer					$ 11,570
IAS Twenty Nine [member] | Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Miscellaneous macroeconomic inflation rate					100.00%
IAS Twenty Nine [member] | ARGENTINA
Basis for preparation of financial statements and applicable accounting standards [line items]
Cumulative inflation rate					100.00%
Cumulative inflation rate term					3 years